Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Property and Equipment, Net
Office equipment and furniture	$ 296,767	$ 284,422
Vehicle	143,411
Leasehold improvements	164,815	110,466
Less: accumulated depreciation and amortization	(381,608)	(259,206)
Total	$ 223,385	$ 135,682